Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001058307
Entity Registrant Name	NextPlat Corp
Amendment Flag	true
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2024
Amendment Description	This registration statement contains two forms of the joint proxy statement/prospectus delivered separately to stockholders of NextPlat Corp (“NextPlat”) in connection with annual meeting of NextPlat’s stockholders and Progressive Care Inc. (“Progressive Care”) in connection with a special meeting of Progressive Care’s stockholders. The joint proxy statement/prospectus to be delivered to NextPlat stockholders in connection with the NextPlat-Progressive Care merger described in this document will contain a letter to NextPlat’s stockholders and a notice of the NextPlat annual meeting, as well as a separate table of contents and a separate section at the end of the joint proxy statement/prospectus containing information on proposals for purposes of complying with Nasdaq Listing Rule 5635(a), the election of NextPlat directors, the ratification of the selection of an independent registered public accounting firm, the approval, on an advisory basis, of the compensation of NextPlat’s named executive officers as disclosed in the proxy statement, and the adjournment of the NextPlat annual meeting if necessary to allow for the solicitation of additional proxies. Similarly, the joint proxy statement/prospectus to be delivered to Progressive Care Security Holders in connection with the merger will contain a letter to Progressive Care stockholders and a notice of the Progressive Care special meeting, as well as a separate table of contents and a separate section at the end of the joint proxy statement/prospectus.
Document Type	S-4/A
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	65-0783722
Entity Address, Address Line One	3250 Mary Street, Suite 410
Entity Address, City or Town	Coconut Grove
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	560-5355
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false